Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Risk-Adjusted Capital Amounts And Ratios, Japan [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2012 (in accordance with Basel II):
Total capital (to risk-weighted assets):
MUFG	¥12,742,525	14.91%	¥6,836,528	8.00%
BTMU	11,716,158	16.27	5,759,478	8.00
MUTB	1,869,189	15.74	949,729	8.00
Tier I capital (to risk-weighted assets):
MUFG	10,522,282	12.31	3,418,264	4.00
BTMU	8,473,187	11.76	2,879,739	4.00
MUTB	1,470,672	12.38	474,864	4.00
At March 31, 2013 (in accordance with Basel III):
Total capital (to risk-weighted assets):
MUFG	¥14,673,951	16.68%	¥7,037,491	8.00%
BTMU	12,034,152	17.51	5,497,550	8.00
MUTB	2,035,576	17.79	914,984	8.00
Tier1 capital (to risk-weighted assets):
MUFG	11,214,815	12.74	3,958,589	4.50
BTMU	9,015,774	13.11	3,092,372	4.50
MUTB	1,575,140	13.77	514,678	4.50
Common Equity Tier1 capital (to risk-weighted assets):
MUFG	10,300,558	11.70	3,078,902	3.50
BTMU	8,052,750	11.71	2,405,178	3.50
MUTB	1,500,578	13.12	400,305	3.50
Stand-alone:
At March 31, 2012 (in accordance with Basel II):
Total capital (to risk-weighted assets):
BTMU	¥11,514,330	17.41%	¥5,290,104	8.00%
MUTB	1,899,969	15.76	963,872	8.00
Tier I capital (to risk-weighted assets):
BTMU	8,333,966	12.60	2,645,052	4.00
MUTB	1,410,875	11.71	481,936	4.00
At March 31, 2013 (in accordance with Basel III):
Total capital (to risk-weighted assets):
BTMU	¥11,501,001	18.52%	¥4,966,322	8.00%
MUTB	2,039,037	17.94	908,852	8.00
Tier1 capital (to risk-weighted assets):
BTMU	8,685,464	13.99	2,793,556	4.50
MUTB	1,502,425	13.22	511,229	4.50
Common Equity Tier1 capital (to risk-weighted assets):
BTMU	7,301,380	11.76	2,172,766	3.50
MUTB	1,419,797	12.49	397,623	3.50

Risk-Adjusted Capital Amounts And Ratios, UNBC And Union Bank [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
UNBC:
At December 31, 2011:
Total capital (to risk-weighted assets)	$11,142	15.98%	$5,579	8.00%
Tier I capital (to risk-weighted assets)	9,641	13.82	2,790	4.00
Tier I capital (to quarterly average assets)(1)	9,641	11.44	3,372	4.00
At December 31, 2012:
Total capital (to risk-weighted assets)	$11,048	13.93%	$6,346	8.00%
Tier I capital (to risk-weighted assets)	9,864	12.44	3,173	4.00
Tier I capital (to quarterly average assets)(1)	9,864	11.18	3,531	4.00

	Actual		For capital adequacy purposes		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Union Bank:
At December 31, 2011:
Total capital (to risk-weighted assets)	$10,004	14.43%	$5,546	8.00%	$6,933	10.00%
Tier I capital (to risk-weighted assets)	8,588	12.39	2,773	4.00	4,160	6.00
Tier I capital (to quarterly average assets)(1)	8,588	10.25	3,352	4.00	4,190	5.00
At December 31, 2012:
Total capital (to risk-weighted assets)	$10,362	13.17%	$6,294	8.00%	$7,867	10.00%
Tier I capital (to risk-weighted assets)	9,192	11.68	3,147	4.00	4,720	6.00
Tier I capital (to quarterly average assets)(1)	9,162	10.51	3,498	4.00	4,373	5.00

Note:

(1)	Excludes certain intangible assets.